Stockholders' Equity - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	Nov. 18, 2019 JPY (¥)	Nov. 18, 2019 USD ($)	Mar. 31, 2020 JPY (¥) shares	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2019 USD ($) shares	Mar. 26, 2020 shares
Stockholders Equity Note [Line Items]
Common stock shares would be issued upon conversion or exercise of all convertible bonds and stock acquisition rights outstanding | shares			36,802,040
Number of shares repurchased | shares			33,059,200	19,309,100	19,309,100
Stock repurchase amount | ¥			¥ 199,999	¥ 100,000
Retained earnings available for dividends to shareholders | ¥			683,084
Undistributed earnings of affiliated companies accounted for by equity method | ¥			¥ 61,226	¥ 46,477
Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Number of treasury stocks retired during the period | shares						12,737,400
Nile Acquisition LLC
Stockholders Equity Note [Line Items]
Percentage of equity ownership				25.10%
Businesses acquisition payment of cash consideration | $					$ 287.5
Decrease to additional paid-in capital resulting from difference between cash consideration paid and decrease in noncontrolling interests | $					$ 295.9
Game Show Network, LLC [Member]
Stockholders Equity Note [Line Items]
Percentage of equity ownership	42.00%	42.00%
Businesses acquisition payment of cash consideration	¥ 53,992	$ 496.0
Dividends distributed | $		$ 129.0